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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [ ]; Amendment Number: ___

         This Amendment (Check only one):       [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

         Name:       Vontobel USA Inc.
         Address:    450 Park Avenue
                     New York, NY  10022

Form 13F File Number:      28-4490
                        -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Joseph Mastoloni
Title:            Vice President
Phone:            (212) 415-7051

Signature, Place, and Date of Signing:

/s/Joseph Mastoloni                New York, NY               February 14, 2000
----------------------             -----------------          -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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[ ] 13F NOTICE. (Check here if no holdings reported are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                       Title of                Value   Shares/  Sh/   Put/  Invstmt   Other
            Name of Issuer               class       CUSIP   (x$1000)  Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
    ------------------------------     --------    --------- -------- --------  ---   ----  ------- --------- -------  ------  ----
Ace Ltd.                                  ORD      G0070K103   3,338   200,000  SH           SOLE             200,000
Albertsons Inc.                           COM      013104104   5,399   167,400  SH           SOLE             167,400
American Home Prods Corp.                 COM      026609107     648    16,500  SH           SOLE              16,500
American Intl. Group Inc.                 COM      026874107   1,103    10,200  SH           SOLE              10,200
American Pwr. Conversion Corp.            COM      029066107     694    26,300  SH           SOLE              26,300
Apple Computer Inc.                       COM      037833100     565     5,500  SH           SOLE               5,500
Applied Materials Inc.                    COM      038222105     671     5,300  SH           SOLE               5,300
Bed Bath & Beyond Inc.                    COM      075896100     886    25,500  SH           SOLE              25,500
Berkshire Hathaway Inc Del               CL A      084670108   2,805        50  SH           SOLE                  50
Berkshire Hathaway Inc Del               CL B      084670207     183       100  SH           SOLE                 100
Bellsouth Corp.                           COM      079860102     847    18,100  SH           SOLE              18,100
California Center Bank of Los Angeles     COM      13007A103   4,149   233,754  SH           SOLE             233,754
Chubb Corp.                               COM      171232101  13,481   239,400  SH           SOLE             239,400
Citigroup Inc.                            COM      172967101     830    14,900  SH           SOLE              14,900
Cisco Systems Inc.                        COM      17275R102     632     5,900  SH           SOLE               5,900
Comerica Inc.                             COM      200340107     593    12,700  SH           SOLE              12,700
Computer Associates Intl. Inc.            COM      204912109     573     8,200  SH           SOLE               8,200
Countrywide Credit Industry Del.          COM      222372104   2,848   112,800  SH           SOLE             112,800
Dallas Semiconductor Corp                 COM      235204104     535     8,300  SH           SOLE               8,300
Dell Computer Corp.                       COM      247025109     949    18,600  SH           SOLE              18,600
Dollar General Corp.                      COM      256669102     671    29,500  SH           SOLE              29,500
Donaldson Inc.                            COM      257651109     522    21,700  SH           SOLE              21,700
Emerson Electric Co.                      COM      291011104     866    15,100  SH           SOLE              15,100
ESG Re Ltd.                               ORD      G31215109   1,717   247,500  SH           SOLE             247,500
Ethan Allen Interiors Inc.                COM      297602104   3,593   112,050  SH           SOLE             112,050
Federal Home Loan Mortgage Corp.          COM      313400301  17,079   362,900  SH           SOLE             362,900
Federal National Mortgage Association     COM      313586109  19,470   311,826  SH           SOLE             311,826
Gannett Co.                               COM      364730101     930    11,400  SH           SOLE              11,400
Gillette Co.                              COM      375766102   9,712   235,800  SH           SOLE             235,800
Health Management Associates Inc. New    CL A      421933102   2,318   173,300  SH           SOLE             173,300


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
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                       Title of                Value   Shares/  Sh/   Put/  Invstmt   Other
            Name of Issuer               class       CUSIP   (x$1000)  Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
    ------------------------------     --------    --------- -------- --------  ---   ----  ------- --------- -------  ------  ----
Hewlett Packard Co.                       COM      428236103     876     7,700  SH           SOLE               7,700
Home Depot Inc.                           COM      437076102     990    14,400  SH           SOLE              14,400
Horace Mann Educators Corp.
New                                       COM      440327104   7,501   382,200  SH           SOLE             382,200
Intel Corp.                               COM      458140100     889    10,800  SH           SOLE              10,800
Interpublic Group Cos. Inc.               COM      460690100     692    12,000  SH           SOLE              12,000
IPC Holdings Ltd.                         ORD      G4933P101   2,648   178,000  SH           SOLE             178,000
Johnson & Johnson                         COM      478160104     783     8,400  SH           SOLE               8,400
Coca Cola Co.                             COM      191216100     612    10,500  SH           SOLE              10,500
Knight Ridder Inc.                        COM      499040103  10,132   170,100  SH           SOLE             170,100
Marshall & Ilsley Co.                     COM      571834100     477     7,600  SH           SOLE               7,600
McDonalds Corp.                           COM      580135101     790    19,600  SH           SOLE              19,600
Merck & Co.                               COM      589331107     779    11,600  SH           SOLE              11,600
Mercury General Corp. New                 COM      589400100   8,451   379,800  SH           SOLE             379,800
Microsoft Corp.                           COM      594918104     771     6,600  SH           SOLE               6,600
Morgan Stanley Dean Witter & Co.          COM      617446448     485     3,400  SH           SOLE               3,400
                                          NEW
Motorola Inc.                             COM      620076109     928     6,300  SH           SOLE               6,300
Nucor Corp.                               COM      670346105     455     8,300  SH           SOLE               8,300
Old Republic International Corp.          COM      680223104   6,991   513,082  SH           SOLE             513,082
Omnicom Group Inc.                        COM      681919106     550     5,500  SH           SOLE               5,500
Paine Webber Group Inc.                   COM      695629105     675    17,400  SH           SOLE              17,400
Patterson Dental Co.                      COM      703412106     430    10,100  SH           SOLE              10,100
Pepsico Inc.                              COM      713448108     141     4,000  SH           SOLE               4,000
Pfizer Inc.                               COM      717081103     665    20,500  SH           SOLE              20,500
Renaissance Re Holdings Ltd.              COM      G7496G103   4,864   119,000  SH           SOLE             119,000
SBC Communications Inc.                   COM      78387G103     790    16,200  SH           SOLE              16,200
Sherwin Williams Co.                      COM      824348106   9,332   444,400  SH           SOLE             444,400
Schlumberger Ltd.                         COM      806857108     505    10,800  SH           SOLE              10,800
Sun Microsystems Inc.                     COM      866810104     635     8,200  SH           SOLE               8,200
Synovus Financial Corp.                   COM      87161C105     636    32,000  SH           SOLE              32,000
Texaco Inc.                               COM      881694103     428     8,100  SH           SOLE               8,100
Timberland Co.                           CL A      887100105     672    12,700  SH           SOLE              12,700
Toys R Us Inc.                            COM      892335100   2,273   158,800  SH           SOLE             158,800



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
                                                                                                                 Voting Authority
                                                                                                                 ----------------
                                       Title of                Value   Shares/  Sh/   Put/  Invstmt   Other
            Name of Issuer               class       CUSIP   (x$1000)  Prn Amt  Prn   Call  Dscretn  Managers  Sole    Shared  None
    ------------------------------     --------    --------- -------- --------  ---   ----  ------- --------- -------  ------  ----
UST Corp.                                COM       902900109     818    10,200  SH           SOLE              10,200
Unum Corp.                               COM       903192102  18,242   568,943  SH           SOLE             568,943
Valspar Corp.                            COM       920355104     503    12,000  SH           SOLE              12,000
Wells Fargo & Co. Del.                   COM       949740104     797    19,700  SH           SOLE              19,700
Wrigley William Jr. Co.                  COM       982526105     398     4,800  SH           SOLE               4,800
Exxon Corp.                              COM       302290101     499     6,200  SH           SOLE               6,200
Aegon N.V.                               ORD       007924103  10,543   110,402  SH           SOLE             110,402
                                        Amer.
                                         REG
British Pete PLC.                      American    110889409  10,982   185,160  SH           SOLE             185,160
                                        Shares
Elan PLC                                 ADR       284131208   9,411   319,000  SH           SOLE             319,000
Nokia Corp.                             SPONS.     654902204  34,219   179,100  SH           SOLE             179,100
                                         ADR
Embotelladora Andina SA                 SPONS      29081P105     764    42,900  SH           SOLE              42,900
                                         ADR
India Fund, Inc.                         COM       454089103   4,694   280,218  SH           SOLE             280,218
Coca-Cola Femsa S.A. DE C.V.            SPON       191241108     515    29,300  SH           SOLE              29,300
                                         ADR
                                        REP L
Telecommunicacoes Brasileiras           SPON       879287308   3,033    23,555  SH           SOLE              23,555
SA                                       ADR
                                       PFD BLK
Gilat Satellite Networks LTD.            ORD       M51474100   2,339    19,700  SH           SOLE              19,700
Matav-Cable Sys Media LTD.              SPONS      576561104   1,398    24,100  SH           SOLE              24,100
                                         ADR
SK Telecom LTD                          SPONS      78440P108   4,434   115,540  SH           SOLE             115,540
                                         ADR
Telefonos De Mexico SA                  SP ADR     879403780   6,098    54,200  SH           SOLE              54,200
                                         REP
                                         ORD
De Beers Cons Mines LTD                  ADR       240253302   1,282    44,300  SH           SOLE              44,300
                                         DEFD
Telefonica DE Argentina SA              SPNSR      879378206     865    28,000  SH           SOLE              28,000
                                        ADR CL
                                          B
Morgan Stanley India Invt. FD.           COM       61745C105     427    25,900  SH           SOLE              25,900
Orbotech Ltd.                            ORD       M75253100   2,232    28,800  SH           SOLE              28,800
Taiwan Semiconductor Mfg Ltd            SPONS      874039100   3,933    87,400  SH           SOLE              87,400
                                         ADR


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         None

Form 13F Information Table Entry Total:     85
                                        -----------

Form 13F Information Table Value Total:   $284,978
                                        -----------
                                        (thousands)



List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.